Related Party Transactions - Summary Of Transactions With Related Parties (Details) - Labor consulting service received ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transactions
Transactions with related parties	¥ 24,977	$ 3,518	¥ 65,109	¥ 56,050
Related Party | Hainan Huiliu
Related Party Transactions
Transactions with related parties	¥ 24,977	$ 3,518	63,474	54,525
Related Party | Shenyang Bokai
Related Party Transactions
Transactions with related parties			¥ 1,635	¥ 1,525